RENTAL INCOME	12 Months Ended
Sep. 30, 2021
RENTAL INCOME
RENTAL INCOME

17.         RENTAL INCOME

The Company has been renting its headquarters building and manage the property over the years. In May 2020, The Company entered into lease agreements with BC-TID. and leased the whole building of Beijing Origin located in Changping District, Beijing 102206, China. Rental income amounted to RMB4,611, RMB7,643 and RMB10,603 for the years ended September 30, 2019, 2020 and 2021, respectively.